Redeemable Convertible Preferred Shares and Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Redeemable Convertible Preferred Shares and Shareholders [Abstract]
REDEEMABLE CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY

NOTE 14 - REDEEMABLE CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS’ EQUITY:

a.	As of December 31, 2024 and 2023, the share capital is composed of shares as follows:

	December 31, 2024
	Authorized	Issued and paid	Carrying Value	Liquidation Preference
Ordinary Shares	49,200,191	18,720,287	$865	$-

	December 31, 2023
	Authorized	Issued and paid	Carrying Value	Liquidation Preference
Ordinary Shares	16,987,315	5,276,184	$320	-
Preferred A Shares	1,343,233	755,566	$5,804	-
Preferred A-1 Shares	235,678	-	$-	-
Preferred A-2 Shares	257,062	-	$-	-
Preferred A-3 Shares	1,835,964	1,437,045	$9,882	-
Preferred B Shares	439,091	333,366	$2,292	-
Preferred C Shares	2,195,457	590,059	$8,967	$9,039
Preferred D Shares	2,195,457	1,587,881	$43,592	$64,152
Preferred D-1 Shares	1,602,684	-	$-	-
Preferred D-2 Shares	1,646,593	-	$-	-
Preferred D-3 Shares	878,183	-	$-	-
Preferred D-4 Shares	1,251,411	-	$-	-
Preferred D-5 Shares	768,410	-	$-	-
Preferred D-6 Shares	373,228	-	$-	-
b.	Each ordinary share confers upon its holder the right to one vote and to receive dividends as declared by the Board of Directors of the Company. Since inception, the Company has not declared any dividends.

c.	During the second quarter of 2024 and prior to the IPO, certain Preferred D Shares were converted to a total of 10,600 Ordinary Shares (adjusted to reflect the share split as discussed in note 2gg).

Upon closing of the IPO, all issued and outstanding preferred shares were automatically converted into aggregate of 4,693,318 ordinary shares. As such, the Company reclassified the preferred shares carrying amount totaling to $70,241 into permanent equity (see Note 1(b)).

Following the IPO, and as of December 31, 2024, the authorized share capital of the Company is 49,200,191 ordinary shares with no par value.